Note 9 - Contingencies and commitments (Detail) - Minimum Commitment for Rent and Estimated Operating Costs (CAD)	Dec. 31, 2012
Year ended December 31, 2013	1,285,000
Year ended December 31, 2014	750,000
2,035,000